Intangible assets other than goodwill (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment of intangibles	$ 61	$ 0	$ 61	$ 45
Discount rate, measurement input | Intangible assets
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.078		0.078
Surgical
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of CGU	$ 15		$ 15
Surgical | Cost of net sales
Disclosure of detailed information about intangible assets [line items]
Impairment of intangibles	59		59
Vision Care
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of CGU		$ 48		48
Vision Care | Cost of net sales
Disclosure of detailed information about intangible assets [line items]
Impairment of intangibles				$ 45
Vision Care | Research and development
Disclosure of detailed information about intangible assets [line items]
Impairment of intangibles	$ 2		$ 2